EQUTIY (Details Narrative) - USD ($)			12 Months Ended
	Mar. 21, 2016	Aug. 13, 2014	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2016	Oct. 31, 2015
Common stock, issued			166,273,921		209,352,897
Common stock, outstanding			166,273,921		209,352,897
Common stock, authorized	360,000,000		360,000,000		360,000,000
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001		$ 0.001
Description of forward split	1 to 3:141
Subscription receivable			$ 350,000			$ 350,000
Metu Brands, Inc [Member]
Common stock, issued			60,011,144	11,144
Common stock, outstanding			60,011,144	11,144
Common stock, authorized			90,000,000	90,000,000
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001
Description common sharesholders voting rights				Entitled to one vote per each share of common stock held.
Description of forward split		5,000 for 1
Subscription receivable			$ 350,000
Metu Brands, Inc [Member] | Convertible Preferred Stock [Member]
Preferred stock, authorized			10,000,000
Preferred stock, par value (in dollars per share)			$ 0.001
Each preferred shares converted into voting common stock			100,000
Description preferred sharesholders voting rights			Each Preferred Share is entitled to the voting rights 100,000 common stock shares.
Preferred stock, issued			271
Preferred stock, outstanding			271
Metu Brands, Inc [Member] | Convertible Preferred Stock [Member] | Subsequent Event [Member]
Each preferred shares converted into voting common stock			20,000
Metu Brands, Inc [Member] | Mr.Shulamit Lazar [Member]
Number of shares issued upon initial deposit			30,000,000
Intial deposit			$ 20,000
Number of shares issued upon services rendered			30,000,000
Value of shares issued upon services rendered			$ 30,000
Metu Brands, Inc [Member] | Innovation Consulting LLC [Member] | Convertible Preferred Stock [Member]
Number of shares issued upon bankruptcy sale			271
Number of shares issued upon conversion			5,000